Other Receivables and Prepayments (Tables)	6 Months Ended
Sep. 30, 2020
Receivables [Abstract]
Schedule of other receivables and prepayments

	September 30, 2020	March 31, 2020
Referral services	$-	$98,762
Advance to service providers	245,275	458,702
Deposits for leases due within one operating period	66,074	1,905
Interest receivables	130,830	138,432
Prepaid tax	59,261	57,232
Others	48,560	110,796
	550,000	865,829
Allowance for doubtful accounts	(108,954)	(103,433)
	$441,046	$762,396